Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)
Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2021
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$866,704	$161,835	$158	$1,028,697	$1,015,263	$13,434
Swaps	3,936,638	6,559,032	4,268,243	14,763,913	14,259,757	504,156
Options purchased	266,798	312,149	185,547	764,494	764,494	–
Options written	271,000	309,540	203,665	784,205	784,205	–
Foreign exchange contracts
Forward contracts	1,730,712	56,335	2,491	1,789,538	1,753,075	36,463
Cross currency swaps	82,316	57,968	72,864	213,148	204,789	8,359
Cross currency interest rate swaps	439,169	1,193,669	776,062	2,408,900	2,376,225	32,675
Options purchased	46,060	16,097	3,059	65,216	65,216	–
Options written	53,342	16,122	3,060	72,524	72,524	–
Credit derivatives (2)	1,027	35,759	6,125	42,911	42,428	483
Other contracts (3)	218,270	98,850	20,757	337,877	325,226	12,651
Exchange-traded contracts
Interest rate contracts
Futures – long positions	110,285	148,262	333	258,880	256,020	2,860
Futures – short positions	173,039	97,364	126	270,529	270,129	400
Options purchased	28,071	15,250	–	43,321	43,321	–
Options written	22,272	1,300	–	23,572	23,572	–
Foreign exchange contracts
Futures – long positions	129	–	–	129	129	–
Other contracts	391,339	84,135	1,175	476,649	476,649	–
	$8,637,171	$9,163,667	$5,543,665	$23,344,503	$22,733,022	$611,481

	As at October 31, 2020
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$2,782,447	$427,464	$340	$3,210,251	$3,172,950	$37,301
Swaps	3,409,078	5,990,160	3,755,593	13,154,831	12,685,595	469,236
Options purchased	282,837	407,782	185,667	876,286	876,153	133
Options written	303,347	410,237	198,222	911,806	911,806	–
Foreign exchange contracts
Forward contracts	1,691,079	32,474	1,788	1,725,341	1,707,082	18,259
Cross currency swaps	80,186	56,563	64,540	201,289	194,773	6,516
Cross currency interest rate swaps	412,053	1,117,048	633,023	2,162,124	2,112,625	49,499
Options purchased	46,719	13,963	3,349	64,031	64,031	–
Options written	50,099	13,407	3,410	66,916	66,916	–
Credit derivatives (2)	1,309	39,877	7,577	48,763	48,244	519
Other contracts (3)	177,220	94,378	20,126	291,724	282,321	9,403
Exchange-traded contracts
Interest rate contracts
Futures – long positions	164,925	112,363	113	277,401	277,401	–
Futures – short positions	205,927	167,350	233	373,510	373,510	–
Options purchased	74,494	14,188	–	88,682	88,682	–
Options written	58,116	10,391	–	68,507	68,507	–
Foreign exchange contracts
Futures – long positions	75	–	–	75	75	–
Other contracts	179,681	30,768	240	210,689	210,689	–
	$9,919,592	$8,938,413	$4,874,221	$23,732,226	$23,141,360	$590,866

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)	Credit derivatives with a notional value of $1 billion (October 31, 2020 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $25 billion (October 31, 2020 – $26 billion) and protection sold of $17 billion (October 31, 2020 – $22 billion).
(3)	Other contracts exclude loan-related commitment derivatives of $9 billion (October 31, 2020 – $2 billion), which are not classified as derivatives under CAR guidelines.

Summary of Fair Value of Derivative Instruments
Fair value of derivative instruments
(1)

	As at
	October 31, 2021		October 31, 2020

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$10	$11	$33	$33
Swaps	28,400	23,136	44,732	37,453
Options purchased	4,580	–	7,498	–
Options written	–	5,258	–	8,916
	32,990	28,405	52,263	46,402
Foreign exchange contracts
Forward contracts	11,404	11,515	10,765	10,190
Cross currency swaps	4,469	4,929	5,117	5,080
Cross currency interest rate swaps	23,208	22,382	19,880	21,826
Options purchased	1,021	–	1,292	–
Options written	–	978	–	910
	40,102	39,804	37,054	38,006
Credit derivatives	34	115	463	526
Other contracts	20,827	21,253	21,156	23,985
	93,953	89,577	110,936	108,919
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,187	1,116	1,959	1,410
	1,187	1,116	1,959	1,410
Foreign exchange contracts
Forward contracts	305	260	76	85
Cross currency swaps	32	–	89	22
Cross currency interest rate swaps	859	447	2,084	132
	1,196	707	2,249	239
Credit derivatives	–	5	–	5
Other contracts	329	321	105	126
	2,712	2,149	4,313	1,780
Total gross fair values before:	96,665	91,726	115,249	110,699
Valuation adjustments determined on a pooled basis	(810)	27	(1,104)	(115)
Impact of netting agreements that qualify for balance sheet offset	(314)	(314)	(657)	(657)
	$95,541	$91,439	$113,488	$109,927

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair Value of Derivative Instruments by Term to Maturity
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$27,771	28,029	39,741	$95,541	$27,072	33,755	52,661	$113,488
Derivative liabilities	26,766	27,938	36,735	91,439	26,507	32,885	50,535	109,927

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values permitted by certain central counterparties.

Disclosure of detailed information about hedging items
Interest rate benchmark reform
(1)
We use interest rate contracts in fair value hedges and cash flow hedges to manage our exposure to interest rate risk of our existing and/or forecast assets and liabilities. We also use foreign denominated deposit liabilities in net investment hedges to manage the foreign exchange risk arising from our investments in foreign operations. The hedging instruments designated to manage these risks reference IBORs in multiple jurisdictions and will be affected by the Reform as the markets transition to ABRs as discussed in Note 2.
The following table presents the notional or principal amount of our hedging instruments which reference IBORs that will be affected by the Reform as discussed in Note 2. The notional or principal amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

	As at
	October 31, 2021	October 31, 2020 (2)

(Millions of Canadian dollars)	Notional/Principal amounts	Notional/Principal amounts
Interest rate contracts
USD LIBOR	$38,730	$22,640
GBP LIBOR	290	591
Non-derivative instruments
USD LIBOR	215	231
GBP LIBOR	–	691
	$39,235	$24,153

(1)	Excludes interest rate contracts and
non-derivative
instruments which reference rates in multi-rate jurisdictions, including CDOR, EURO Interbank Offered Rate and Australian Bank Bill Swap Rate (BBSW).
(2)	Amounts have been updated from those previously presented to reflect the regulatory developments related to the USD LIBOR cessation date.

Summary of Derivative-related Credit Risk

Derivative-related credit risk
(1)

	As at

	October 31, 2021			October 31, 2020

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$9	$64	$20	$30	$191	$79
Swaps	4,519	16,203	4,569	7,112	17,324	7,359
Options purchased	113	403	187	142	392	285
Options written	23	415	141	4	307	136
Foreign exchange contracts
Forward contracts	3,085	19,097	4,232	2,796	17,641	4,537
Swaps	2,621	16,484	4,092	2,392	15,349	3,997
Options purchased	177	510	145	465	923	292
Options written	2	196	43	1	155	59
Credit derivatives	913	2,234	213	429	1,839	81
Other contracts	7,668	26,567	10,480	3,577	16,455	7,719
Exchange-traded contracts	1,814	6,218	124	3,137	8,842	177
	$20,944	$88,391	$24,246	$20,085	$79,418	$24,721

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $18 billion (October 31, 2020 – $18 billion).

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2021
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$22,801	$37,938	$16,333	$19,593	$96,665	$42,361	$15,964	$38,340	$96,665
Impact of master netting agreements and applicable margins	20,545	33,257	12,050	9,869	75,721	41,554	15,731	18,436	75,721
Replacement cost (after netting agreements)	$2,256	$4,681	$4,283	$9,724	$20,944	$807	$233	$19,904	$20,944

	As at October 31, 2020
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$30,097	$44,736	$18,392	$22,024	$115,249	$49,146	$22,109	$43,994	$115,249
Impact of master netting agreements and applicable margins	27,110	40,359	14,238	13,457	95,164	48,291	21,534	25,339	95,164
Replacement cost (after netting agreements)	$2,987	$4,377	$4,154	$8,567	$20,085	$855	$575	$18,655	$20,085

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment
grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships
Derivatives and
non-derivative
instruments
(1)

	As at
	October 31, 2021				October 31, 2020
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$66	$9	$98	$95,368	$102	$1	$19	$113,366
Liabilities
Derivative instruments	131	20	18	91,270	298	30	58	109,541
Non-derivative instruments	–	–	27,157	n.a.	–	–	28,702	n.a.

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Summary of Items Designated as Hedging Instruments
The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2021
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$42,810	$–	$(78)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(1,027)
Fixed rate liabilities (1)	–	65,355	–	(59)	Deposits – Business and government; Subordinated debentures	1,842

	As at and for the year ended October 31, 2020
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$49,272	$–	$1,058	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$879
Fixed rate liabilities (1)	–	68,130	–	1,817	Deposits – Business and government; Subordinated debentures	(1,142)

(1)	As at October 31, 2021, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a gain of $125 million for fixed-rate assets and a loss of $62 million for fixed-rate liabilities (October 31, 2020 – gain of $32 million and loss of $94 million, respectively).

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(931)	$(52)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	1,157	15	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	501	16	$532	$200
Interest rate contracts – variable rate liabilities	(1,803)	1	(2,127)	(367)
Foreign exchange risk
Cross currency swap – fixed rate assets	(2)	–	3	(5)
Cross currency swap – fixed rate liabilities	164	–	113	122
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(405)	5	(410)	–
Forward contracts	(124)	1	(125)	(28)

(1)	Hedge ineffectiveness recognized in income included losses of $101 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2020 – $94 million).
Cash flow and net investment hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2021
	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$614	$(402)	$206
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	(2,641)	1,310	(399)
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	(98)	1	–
Fixed rate liabilities	Deposits – Business and government	–	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	(2,331)	(4,032)	(421)

	As at and for the year ended October 31, 2020
	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$(484)	$294	$285
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	1,839	(1,540)	(523)
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	2	6	–
Fixed rate liabilities	Deposits – Business and government	(164)	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	535	(6,363)	(421)

n.a.	not applicable
Effectiveness of designated hedging relationships

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$929	$(98)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(1,802)	40	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(631)	(17)	$(497)	$279
Interest rate contracts – variable rate liabilities	2,579	9	1,949	(1,024)
Foreign exchange risk
Cross currency swap – fixed rate assets	98	–	98	103
Cross currency swap – fixed rate liabilities	–	–	–	–
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	1,882	–	1,882	–
Forward contracts	449	–	449	1

Reconciliation of Components of Equity by Hedging Designation
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2021		For the year ended October 31, 2020

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$(1,079)	$4,632	$(6)	$4,221
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	1,452		(1,595)
Foreign exchange risk	100		115
Equity price risk	306		(77)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	505		277
Foreign exchange risk	(105)		(119)
Equity price risk	(271)		53
De-designated hedges:
Interest rate risk	240		(110)
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		1,882		(410)
Forward foreign exchange contracts		449		(125)
Foreign currency translation differences
for foreign operations		(4,308)		813
Reclassification of losses (gains) on foreign currency translation to income		(7)		(21)
Reclassification of losses (gains) on net investment hedging activities to income		(1)		28
Tax on movements on reserves during the period	(582)	(592)	383	126
Balance at the end of the year	$566	$2,055	$(1,079)	$4,632

Fair value hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Fair value hedges

	As at October 31, 2021
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$10,503	$25,008	$6,568	$42,079	$19	$116
Hedge of fixed rate liabilities	8,939	44,870	11,646	65,455	47	15
Weighted average fixed interest rate
Hedge of fixed rate assets	0.8%	0.7%	1.9%	0.9%
Hedge of fixed rate liabilities	1.5%	1.2%	1.5%	1.3%

	As at October 31, 2020
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$14,410	$28,182	$6,709	$49,301	$1	$298
Hedge of fixed rate liabilities	21,207	38,704	6,415	66,326	101	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.5%	1.0%	2.0%	1.3%
Hedge of fixed rate liabilities	1.7%	1.4%	1.8%	1.6%

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Cash flow hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Cash flow hedges

	As at October 31, 2021
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$57,304	$28,707	$4,112	$90,123	$–	$–
Hedge of variable rate liabilities	16,659	55,556	13,784	85,999	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	0.5%	1.0%	1.2%	0.7%
Hedge of variable rate liabilities	0.8%	1.2%	1.5%	1.2%
Foreign exchange risk
Cross currency swaps	$–	$183	$–	$183	$9	$–
Weighted average CAD-JPY exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-EUR exchange rate	n.a.	1.52	n.a.	1.52

	As at October 31, 2020
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$15,309	$10,663	$1,762	$27,734	$–	$–
Hedge of variable rate liabilities	5,616	61,697	5,384	72,697	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	0.6%	1.4%	1.8%	1.0%
Hedge of variable rate liabilities	1.9%	1.5%	1.4%	1.5%
Foreign exchange risk
Cross currency swaps	$700	$160	$–	$860	$1	$2
Weighted average CAD-JPY exchange rate	0.01	n.a.	n.a.	0.01
Weighted average CAD-EUR exchange rate	n.a.	1.52	n.a.	1.52

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Net Investment Hedges [Member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Net investment hedges

	As at October 31, 2021
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$433	$26,294	$401	$27,128	n.a.	$27,157
Weighted average CAD-USD exchange rate	1.32	1.29	1.30	1.29
Weighted average CAD-EUR exchange rate	–	1.51	1.48	1.51
Weighted average CAD-GBP exchange rate	–	1.72	–	1.72
Forward contracts	$4,951	$–	$–	$4,951	$98	$18
Weighted average CAD-USD exchange rate	1.26	n.a.	n.a.	1.26
Weighted average CAD-EUR exchange rate	1.45	n.a.	n.a.	1.45
Weighted average CAD-GBP exchange rate	1.73	n.a.	n.a.	1.73

	As at October 31, 2020
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$7,722	$18,706	$2,274	$28,702	n.a.	$29,175
Weighted average CAD-USD exchange rate	1.29	1.31	1.31	1.30
Weighted average CAD-EUR exchange rate	–	1.51	1.50	1.51
Weighted average CAD-GBP exchange rate	1.73	1.65	–	1.69
Forward contracts	$7,869	$–	$–	$7,869	$19	$58
Weighted average CAD-USD exchange rate	1.33	n.a.	n.a.	1.33
Weighted average CAD-EUR exchange rate	1.56	n.a.	n.a.	1.56
Weighted average CAD-GBP exchange rate	1.71	n.a.	n.a.	1.71